Risk management - Concentration risk (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€) component customer
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of methods used to measure exposure to counterparty credit risk | component	2
SPAIN
Concentration of risk
Risk exposure	€ 213,668
"Large Exposures" Customers
Concentration of risk
Number of largest groups | customer	20
"Large Exposures" Customers | Credit risk
Concentration of risk
Large exposure threshold percentage	10.00%
Maximum percentage of eligible capital allowed under regulation	25.00%
Credit exposure, percentage of total loans	4.65%
Risk exposure	€ 1,456,960
"Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	312,794
"Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	646,679
"Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	455,877
"Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	41,610
Central banks and Credit institutions | "Large Exposures" Customers | Credit risk
Concentration of risk
Risk exposure	238,849
Central banks and Credit institutions | "Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	36,163
Central banks and Credit institutions | "Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	109,303
Central banks and Credit institutions | "Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	82,754
Central banks and Credit institutions | "Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	10,629
Public sector | "Large Exposures" Customers | Credit risk
Concentration of risk
Risk exposure	173,706
Public sector | "Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	52,635
Public sector | "Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	40,285
Public sector | "Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	76,061
Public sector | "Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	4,725
Central government | "Large Exposures" Customers | Credit risk
Concentration of risk
Risk exposure	153,830
Central government | "Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	42,752
Central government | "Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	36,409
Central government | "Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	69,980
Central government | "Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	4,689
Other central government | "Large Exposures" Customers | Credit risk
Concentration of risk
Risk exposure	19,876
Other central government | "Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	9,883
Other central government | "Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	3,876
Other central government | "Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	6,081
Other central government | "Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	36
Other financial institutions (Financial business activity) | "Large Exposures" Customers | Credit risk
Concentration of risk
Risk exposure	120,962
Other financial institutions (Financial business activity) | "Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	17,073
Other financial institutions (Financial business activity) | "Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	69,336
Other financial institutions (Financial business activity) | "Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	32,558
Other financial institutions (Financial business activity) | "Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	1,995
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | "Large Exposures" Customers | Credit risk
Concentration of risk
Risk exposure	400,371
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | "Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	117,943
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | "Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	127,494
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | "Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	139,236
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | "Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	15,698
Construction and property development | "Large Exposures" Customers | Credit risk
Concentration of risk
Risk exposure	21,050
Construction and property development | "Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	4,028
Construction and property development | "Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	9,893
Construction and property development | "Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	7,062
Construction and property development | "Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	67
Civil Engineering Construction Loans Member | "Large Exposures" Customers | Credit risk
Concentration of risk
Risk exposure	6,270
Civil Engineering Construction Loans Member | "Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	3,195
Civil Engineering Construction Loans Member | "Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	1,979
Civil Engineering Construction Loans Member | "Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	959
Civil Engineering Construction Loans Member | "Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	137
Large companies | "Large Exposures" Customers | Credit risk
Concentration of risk
Risk exposure	237,994
Large companies | "Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	59,223
Large companies | "Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	74,743
Large companies | "Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	90,022
Large companies | "Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	14,006
SMEs and individual entrepreneurs | "Large Exposures" Customers | Credit risk
Concentration of risk
Risk exposure	135,057
SMEs and individual entrepreneurs | "Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	51,497
SMEs and individual entrepreneurs | "Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	40,879
SMEs and individual entrepreneurs | "Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	41,193
SMEs and individual entrepreneurs | "Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	1,488
Households - other | "Large Exposures" Customers | Credit risk
Concentration of risk
Risk exposure	523,072
Households - other | "Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	88,980
Households - other | "Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	300,261
Households - other | "Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	125,268
Households - other | "Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	8,563
Residential loans | "Large Exposures" Customers | Credit risk
Concentration of risk
Risk exposure	333,043
Residential loans | "Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	62,349
Residential loans | "Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	228,677
Residential loans | "Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	41,099
Residential loans | "Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	918
Consumer loans | "Large Exposures" Customers | Credit risk
Concentration of risk
Risk exposure	169,464
Consumer loans | "Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	18,551
Consumer loans | "Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	69,358
Consumer loans | "Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	76,757
Consumer loans | "Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	4,798
Other purposes | "Large Exposures" Customers | Credit risk
Concentration of risk
Risk exposure	20,565
Other purposes | "Large Exposures" Customers | SPAIN | Credit risk
Concentration of risk
Risk exposure	8,080
Other purposes | "Large Exposures" Customers | Other European Countries | Credit risk
Concentration of risk
Risk exposure	2,226
Other purposes | "Large Exposures" Customers | America | Credit risk
Concentration of risk
Risk exposure	7,412
Other purposes | "Large Exposures" Customers | Rest of World | Credit risk
Concentration of risk
Risk exposure	€ 2,847